SCHEDULE OF POTENTIALLY DILUTIVE SECURITIES (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	87,323	125,392	87,323	125,392	250,993	126,740
Warrants to Purchase Shares of Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	56,308	40,660	56,308	40,660	186,614	43,698
Restricted Stock Units Vested and Unissued [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	1,369	1,390	1,369	1,390	1,390	4,167
Restricted Stock Units Unvested [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	23,441	9,884	23,441	9,884	9,366	4,271
Restricted Stock Awards Vested and Unissued [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities						48
Common Stock in Abeyance [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities					46,934
Investment Options to Purchase Shares of Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities					4,667	71,334
Options to Purchase Shares of Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	1,538	2,124	1,538	2,124	2,022	3,222
Investment Options to Purchase Shares of Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	4,667	71,334	4,667	71,334